                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ____________________

        This Amendment (Check only one.):   [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jones Collombin Investment Counsel Inc.
         -------------------------------------------------
Address: 150 King Street, West, Suite 2108
         -------------------------------------------------
         P.O. 52
         -------------------------------------------------
         Toronto, Ontario, Canada, M5H 1J9
         -------------------------------------------------

Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Jones
         ---------------------------------
Title:   President
         ---------------------------------
Phone:   416-366-1122 ext 224
         ---------------------------------

Signature, Place, and Date of Signing:

Douglas M. Jones           Toronto, Ontario, Canada    October 26, 2011
_______________________    ________________________    _______________________
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:       0
                                                      ------------
             Form 13F Information Table Entry Total:  75
                                                      ------------
             Form 13F Information Table Value Total:  $264,070
                                                      ------------
                                                      (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                 Shares
                                                        Value      or
Name of Issuer               Title of Class   CUSIP    ($USD)   Principal SH/ PUT/ Investment  Other   Voting Authority
                                                      (x$1,000)  Amount   PRN CALL Discretion Managers  SOLE    SHARED  NONE
                             -------------- --------- --------- --------- --- ---- ---------- --------  ------  ------  ----
AGRIUM INC                      COM         008916108 $  6,595    99305   SH          sole              99305
APACHE CORP                     COM         037411105 $     13      165   SH          sole                165
APPLIED MATLS INC               COM         038222105 $      7      665   SH          sole                665
AT&T INC                        COM         00206R102 $ 23,511   824365   SH          sole             824365
BANK MONTREAL QUE               COM         063671101 $ 13,078   234125   SH          sole             234125
BANK NOVA SCOTIA HALIFAX        COM         064149107 $    241     4800   SH          sole               4800
BARRICK GOLD CORP               COM         067901108 $ 15,324   327735   SH          sole             327735
BCE INC                         COM NEW     05534B760 $     90     2400   SH          sole               2400
BECTON DICKINSON & CO           COM         075887109 $     19      260   SH          sole                260
BROOKFIELD ASSET MGMT INC       CL A LT     112585104 $     24      880   SH          sole                880
CANADIAN NAT RES LTD            COM         136385101 $     32     1080   SH          sole               1080
CANADIAN NATL RY CO             COM         136375102 $    100     1500   SH          sole               1500
CANADIAN PAC RY LTD             COM         13645T100 $  7,827   162713   SH          sole             162713
CARNIVAL CORP                   PAIRED      143658300 $     10      345   SH          sole                345
CDN IMPERIAL BK OF COMMERCE     COM         136069101 $    960    13745   SH          sole              13745
CENOVUS ENERGY INC              COM         15135U109 $    309    10060   SH          sole              10060
CHEVRON CORP NEW                COM         166764100 $    137     1475   SH          sole               1475
CISCO SYS INC                   COM         17275R102 $      9      580   SH          sole                580
COCA COLA CO                    COM         191216100 $  7,700   113975   SH          sole             113975
COLGATE PALMOLIVE CO            COM         194162103 $     87      980   SH          sole                980
CONOCOPHILLIPS                  COM         20825C104 $     13      200   SH          sole                200
DIAGEO P L C                    SPON AD     25243Q205 $     68      900   SH          sole                900
DOW CHEM CO                     COM         260543103 $  5,848   260385   SH          sole             260385
ELDORADO GOLD CORP NEW          COM         284902103 $     34     2000   SH          sole               2000
ENBRIDGE INC                    COM         29250N105 $  2,746    86230   SH          sole              86230
ENCANA CORP                     COM         292505104 $    129     6700   SH          sole               6700
ENERPLUS CORP                   COM         292766102 $     59     2400   SH          sole               2400
EXXON MOBIL CORP                COM         30231G102 $    328     4510   SH          sole               4510
FIFTH THIRD BANCORP             COM         316773100 $     25     2500   SH          sole               2500
GENERAL ELECTRIC CO             COM         369604103 $     14      935   SH          sole                935
GENERAL MLS INC                 COM         370334104 $  8,832   229455   SH          sole             229455
GOLDCORP INC NEW                COM         380956409 $     28      605   SH          sole                605
GOLDMAN SACHS GROUP INC         COM         38141G104 $     10      110   SH          sole                110
GOOGLE INC                      CL A        38259P508 $     21       40   SH          sole                 40
HOME DEPOT INC                  COM         437076102 $ 10,727   326340   SH          sole             326340
HONEYWELL INTL INC              COM         438516106 $      8      190   SH          sole                190
IMPERIAL OIL LTD                COM NEW     453038408 $    166     4625   SH          sole               4625
INTL PAPER CO                   COM         460146103 $      9      385   SH          sole                385
ISHARES TR                      HIGH YL     464288513 $     19      225   SH          sole                225
ISHARES TR                      IBOXX I     464287242 $     72      645   SH          sole                645
JOHNSON & JOHNSON               COM         478160104 $  9,829   154270   SH          sole             154270
JPMORGAN CHASE & CO             COM         46625H100 $     15      500   SH          sole                500
KELLOGG CO                      COM         487836108 $  9,025   169675   SH          sole             169675
KRAFT FOODS INC                 CL A        50075N104 $ 17,403   518245   SH          sole             518245
MAGNA INTL INC                  COM         559222401 $  1,546    46870   SH          sole              46870
MCDONALDS CORP                  COM         580135101 $  8,760    99755   SH          sole              99755
MERCK & CO INC NEW              COM         58933Y105 $     20      620   SH          sole                620
MICROSOFT CORP                  COM         594918104 $  9,446   379515   SH          sole             379515
NEXTERA ENERGY INC              COM         65339F101 $ 17,388   321880   SH          sole             321880
NORFOLK SOUTHERN CORP           COM         655844108 $  7,034   115270   SH          sole             115270
ORACLE CORP                     COM         68389X105 $     86     3000   SH          sole               3000
PENN WEST PETE LTD NEW          COM         707887105 $  6,561   443170   SH          sole             443170
PFIZER INC                      COM         717081103 $     19     1090   SH          sole               1090
POWERSHARES QQQ TRUST           UNIT SE     73935A104 $      6      120   SH          sole                120
PROCTER & GAMBLE CO             COM         742718109 $ 12,263   194096   SH          sole             194096
QUALCOMM INC                    COM         747525103 $     13      265   SH          sole                265
ROGERS COMMUNICATIONS INC       CL B        775109200 $     15      450   SH          sole                450
ROYAL BK CDA MONTREAL QUE       COM         780087102 $ 11,978   261770   SH          sole             261770
SELECT SECTOR SPDR TR           SBI CON     81369Y308 $     41     1383   SH          sole               1383
SHAW COMMUNICATIONS INC         CL B CO     82028K200 $     20      995   SH          sole                995
SPDR S&P 500 ETF TR             TR UNIT     78462F103 $     47      412   SH          sole                412
SPDR SERIES TRUST               S&P MET     78464A755 $  2,398    53490   SH          sole              53490
SUN LIFE FINL INC               COM         866796105 $    296    12400   SH          sole              12400
SUNCOR ENERGY INC NEW           COM         867224107 $ 10,338   405745   SH          sole             405745
TECK RESOURCES LTD              CL B        878742204 $    388    13180   SH          sole              13180
THOMSON REUTERS CORP            COM         884903105 $     13      495   SH          sole                495
TIM HORTONS INC                 COM         88706M103 $      8      165   SH          sole                165
TORONTO DOMINION BK ONT         COM NEW     891160509 $ 13,852   195045   SH          sole             195045
TRANSCANADA CORP                COM         89353D107 $  8,364   206507   SH          sole             206507
ULTRA PETROLEUM CORP            COM         903914109 $      7      270   SH          sole                270
UNITED TECHNOLOGIES CORP        COM         913017109 $     24      340   SH          sole                340
VERIZON COMMUNICATIONS INC      COM         92343V104 $     22      605   SH          sole                605
WAL MART STORES INC             COM         931142103 $ 11,233   216430   SH          sole             216430
WALGREEN CO                     COM         931422109 $     33     1000   SH          sole               1000
YAMANA GOLD INC                 COM         98462Y100 $    349    25480   SH          sole              25480
                                                      $264,070